As filed with the U.S. Securities and Exchange Commission on May 20, 2019

Securities Act File No. 002-83041

Investment Company Act File No. 811-03715

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58
and/or
EGISTRATION STATEMENTR
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58

(Check appropriate box or boxes)

ELFUN INCOME FUND

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 664-7037

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 58 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 57 on Form N-1A filed April 29, 2019. This PEA No. 58 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 57 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Elfun Income Fund (the “Fund”), certifies that it meets all requirements for the effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Fund’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and Commonwealth of Massachusetts on this 20th day of May, 2019.

ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Fund has been signed below by the following persons in the capacities as indicated on the 20th day of May, 2019:

Signature	Signature

/s/ Michael F. Holland* Michael F. Holland, Trustee	/s/ Donna M. Rapaccioli* Donna M. Rapaccioli, Trustee

/s/ Jeanne M. La Porta* Jeanne M. La Porta, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ John R. Costantino* John R. Costantino, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Michael A. Jessee* Michael A. Jessee, Trustee

/s/ Bruce S. Rosenberg Bruce S. Rosenberg, Treasurer and Principal Financial Officer

/s/ Ellen M. Needham Ellen M. Needham, President (Principal Executive Officer) and Trustee

/s/ Jesse D. Hallee
*By: Jesse D. Hallee Attorney-in-Fact Pursuant to Powers of Attorney

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase